UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-4474

Name of Registrant:	Vanguard California Tax-Free Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	R. Gregory Barton, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	November 30

Date of reporting period:	February 28, 2005

Item 1:	Schedule of Investments

Vanguard California Long-Term Tax-Exempt Fund
Schedule of Investments
February 28, 2005

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
MUNICIPAL BONDS (102.9%)

ABAG Finance Auth. for Non-Profit Corp. California
(Children's Hosp. Medical Center) COP	6.000%	12/1/2029 (2)	$3,000	$3,364
ABAG Finance Auth. for Non-Profit Corp. California
(School of the Mechanical Arts)	5.250%	10/1/2026	1,000	1,043
ABAG Finance Auth. for Non-Profit Corp. California
(School of the Mechanical Arts)	5.300%	10/1/2032	3,180	3,312
Alameda CA Corridor Transp. Auth. Rev	5.125%	10/1/2017 (1)	5,000	5,442
Alameda CA Corridor Transp. Auth. Rev	5.125%	10/1/2018 (1)	2,000	2,175
Alameda CA Corridor Transp. Auth. Rev	0.000%	10/1/2036 (1)	20,000	3,855
Alameda County CA USD	0.000%	8/1/2024 (4)	3,510	1,340
Alameda County CA USD	0.000%	8/1/2029 (4)	5,000	1,427
Anaheim CA Convention Center COP	0.000%	8/1/2005 (1)	1,250	1,238
Anaheim CA Convention Center COP	0.000%	8/1/2006 (1)	3,125	3,013
Anaheim CA Public Finance Auth. Distribution System Rev	5.000%	10/1/2021 (1)	3,390	3,589
Cabrillo CA Community College Dist. Rev	0.000%	8/1/2028 (1)	2,250	681
California Dept. of Veteran Affairs Rev	5.450%	12/1/2019 (2)	3,745	3,799
California Educ. Fac. Auth. Rev. (College of Arts & Crafts)	6.875%	6/1/2019	1,615	1,964
California Educ. Fac. Auth. Rev. (College of Arts & Crafts)	5.750%	6/1/2025	2,000	2,067
California Educ. Fac. Auth. Rev. (Occidental College)	5.700%	10/1/2027 (1)	11,565	12,528
California Educ. Fac. Auth. Rev. (Univ. of Southern California)	5.000%	10/1/2033	7,000	7,259
California GO	6.250%	9/1/2012 (3)	9,000	10,596
California GO	7.000%	11/1/2013 (3)	65	67
California GO	5.250%	10/1/2014 (3)	15,610	16,358
California GO	5.400%	12/1/2016 (4)	1,000	1,044
California GO	6.000%	8/1/2019 (3)	210	215
California GO	5.000%	3/1/2021	39,405	41,728
California GO	5.125%	2/1/2026	15,325	16,114
California GO	5.125%	2/1/2027	10,000	10,492
California GO	5.000%	6/1/2034	40,000	41,199
California GO VRDO	1.800%	3/1/2005 LOC	18,050	18,050
California Health Fac. Finance Auth. Rev. (Casa Colina)	6.125%	4/1/2032	10,000	10,517
California Health Fac. Finance Auth. Rev. (Catholic Healthcare West)	5.750%	7/1/2015 (2)	4,080	4,202
California Health Fac. Finance Auth. Rev. (Catholic Healthcare West)	6.000%	7/1/2017 (1)	27,900	29,630
California Health Fac. Finance Auth. Rev. (Catholic Healthcare West)	4.750%	7/1/2019 (1)	765	770
California Health Fac. Finance Auth. Rev. (Scripps Health)	5.000%	10/1/2018 (1)	5,000	5,329
California Housing Finance Agency Home Mortgage Rev	6.050%	8/1/2027 (2)	5,000	5,295
California Housing Finance Agency Home Mortgage Rev.
(Multi-Family Housing III)	5.375%	8/1/2028	1,480	1,499
California Infrastructure & Econ. Dev. Bank Rev. (Asian Art Museum)	5.250%	6/1/2007 (1)(Prere.)	6,245	6,671
California Infrastructure & Econ. Dev. Bank Rev.
(Asian Art Museum) VRDO	1.760%	3/1/2005 (1)	2,000	2,000
California Infrastructure & Econ. Dev. Bank Rev.
(J. David Gladstone Institute)	5.500%	10/1/2018	3,905	4,210
California Infrastructure & Econ. Dev. Bank Rev.
(J. David Gladstone Institute)	5.500%	10/1/2020	1,500	1,610
California Infrastructure & Econ. Dev. Bank Rev.
(J. David Gladstone Institute)	5.250%	10/1/2034	20,040	20,677
California Infrastructure & Econ. Dev. Bank Rev.
(Kaiser Hosp. Association)	5.500%	8/1/2031	7,610	8,013
California Infrastructure & Econ. Dev. Bank Rev.
(Kaiser Hosp. Association)	5.550%	8/1/2031	5,500	5,815
California Infrastructure & Econ. Dev. Bank Rev.
(YMCA of Metropolitan LA)	5.250%	2/1/2026 (2)	4,750	5,065
California PCR Financing Auth. Solid Waste Disposal Rev.
(Republic Services) PUT	5.250%	12/1/2017	10,000	10,493
California Polytechnical Univ. Rev. (Pomona Student Union)	5.625%	7/1/2026 (3)	3,000	3,282
California Polytechnical Univ. Rev. (Pomona Student Union)	5.625%	7/1/2030 (3)	5,260	5,754
California Public Works Board Lease Rev. (Dept. of Corrections)	5.625%	11/1/2016 (1)	3,200	3,417
California Public Works Board Lease Rev. (Dept. of Corrections)	6.500%	9/1/2017 (2)	30,000	36,991
California Public Works Board Lease Rev. (Dept. of Corrections)	5.000%	12/1/2019 (1)	15,230	16,348
California Public Works Board Lease Rev. (Dept. of Health Services)	5.750%	11/1/2024 (1)	7,885	8,750
California Public Works Board Lease Rev. (UCLA Hosp.)	5.375%	10/1/2019 (4)	6,375	6,966
California Public Works Board Lease Rev. (Univ. of California)	5.375%	10/1/2017 (2)	10,250	10,871
California Rural Home Mortgage Finance Auth.
Single Family Mortgage Rev	7.000%	9/1/2029	705	716
California Rural Home Mortgage Finance Auth.
Single Family Mortgage Rev	6.350%	12/1/2029	640	645
California State Dept. of Water Resources Power Supply Rev	6.000%	5/1/2013	18,000	20,861
California State Dept. of Water Resources Power Supply Rev	5.125%	5/1/2019	20,000	21,396
California State Dept. of Water Resources Power Supply Rev. VRDO	1.760%	3/1/2005 LOC	3,100	3,100
California State Dept. of Water Resources Power Supply Rev. VRDO	1.760%	3/1/2005 LOC	16,000	16,000
California State Dept. of Water Resources Power Supply Rev. VRDO	1.800%	3/1/2005 LOC	1,000	1,000
California State Dept. of Water Resources Power Supply Rev. VRDO	1.810%	3/7/2005 LOC	10,950	10,950
California State Dept. of Water Resources Power Supply Rev. VRDO	1.820%	3/7/2005 (2)	1,500	1,500
California State Dept. of Water Resources Power Supply Rev. VRDO	1.840%	3/7/2005 (4)	2,300	2,300
California State Dept. of Water Resources Power Supply Rev. VRDO	1.850%	3/7/2005 LOC	20,000	20,000
California State Dept. of Water Resources Power Supply Rev. VRDO	1.850%	3/7/2005 (2)	3,600	3,600
California State Econ. Recovery Bonds	5.250%	7/1/2014	24,000	26,814
California State Econ. Recovery Bonds	5.000%	7/1/2017 (3)	35,700	38,447
California State Econ. Recovery Bonds VRDO	1.760%	3/1/2005 LOC	4,300	4,300
California State Econ. Recovery Bonds VRDO	1.760%	3/1/2005	14,800	14,800
California State Econ. Recovery Bonds VRDO	1.850%	3/7/2005 LOC	12,555	12,555
California State Univ. Rev. & Colleges Housing System Rev	5.625%	11/1/2024 (3)	6,920	7,658
California State Univ. Rev. Systemwide	5.250%	11/1/2019 (4)	5,000	5,500
California State Univ. Rev. Systemwide	5.250%	11/1/2020 (4)	4,745	5,208
California State Univ. Rev. Systemwide	5.000%	11/1/2035 (3)	19,915	20,630
California Statewide Community Dev. Auth. Rev.
(Catholic Healthcare West)	6.500%	7/1/2020	8,000	8,905
California Statewide Community Dev. Auth. Rev.
(Daughters of Charity Health)	5.250%	7/1/2030	5,000	5,134
California Statewide Community Dev. Auth. Rev.
(Daughters of Charity Health)	5.250%	7/1/2035	5,250	5,381
California Statewide Community Dev. Auth. Rev.
(Daughters of Charity Health)	5.000%	7/1/2039	5,000	5,019
California Statewide Community Dev. Auth. Rev.
(Henry Mayo Newhall Memorial Hosp.)	5.000%	10/1/2018	5,875	6,077
California Statewide Community Dev. Auth. Rev.
(Irvine Apartments) PUT	5.100%	5/17/2010	3,225	3,392
California Statewide Community Dev. Auth. Rev.
(Irvine Apartments) PUT	5.250%	5/15/2013	7,000	7,288
California Statewide Community Dev. Auth. Rev.
(Kaiser Permanente)	5.500%	11/1/2032	18,250	19,135
California Statewide Community Dev. Auth. Rev.
(Los Angeles Orthopedic Hosp. Foundation)	5.750%	6/1/2030 (2)	8,000	8,519
California Statewide Community Dev. Auth. Rev.
Memorial Health Services)	6.000%	10/1/2023	20,000	22,726
California Statewide Community Dev. Auth. Rev. (Sutter Health)	5.500%	8/15/2034	10,885	11,480
Capistrano CA Unified Public Schools Rev	5.700%	9/1/2016 (2)	10,000	10,638
Central Coast California Water Auth. Rev	5.000%	10/1/2016 (2)	6,850	7,211
Chino Basin CA Regional Financing Auth. Rev.
(Inland Empire Util. Agency Sewer)	5.750%	11/1/2019 (1)	3,325	3,725
Chino Basin CA Regional Financing Auth. Rev.
(Inland Empire Util. Agency Sewer)	5.750%	11/1/2022 (1)	1,000	1,114
Chino Basin CA Regional Financing Auth. Rev.
(Muni. Water Dist. Sewer System)	6.000%	8/1/2016 (2)	5,500	5,626
Clovis CA USD GO	0.000%	8/1/2009 (3)(ETM)	10,000	8,710
Clovis CA USD GO	0.000%	8/1/2009 (3)(ETM)	7,570	6,593
Clovis CA USD GO	0.000%	8/1/2013 (3)	4,935	3,522
Clovis CA USD GO	0.000%	8/1/2015 (3)	2,770	1,774
Clovis CA USD GO	0.000%	8/1/2016 (3)	2,865	1,741
Clovis CA USD GO	0.000%	8/1/2018 (3)	3,645	1,982
Clovis CA USD GO	0.000%	8/1/2025 (3)	11,630	4,183
Clovis CA USD GO	0.000%	8/1/2026 (3)	6,000	2,040
Clovis CA USD GO	0.000%	8/1/2027 (3)	8,000	2,558
Clovis CA USD GO	0.000%	8/1/2029 (3)	8,005	2,285
Contra Costa CA Water Dist. Rev	5.000%	10/1/2017 (4)	7,015	7,585
Culver City CA Wastewater Fac. Rev	5.700%	9/1/2029 (3)	5,000	5,563
East Bay CA Muni. Util. Dist. Water System Rev	5.250%	6/1/2018	4,000	4,297
Eastern California Muni. Water. Dist. Water & Sewer Rev	6.750%	7/1/2012 (3)	8,500	10,123
Escondido CA Union High School Dist	0.000%	11/1/2020 (1)	4,000	1,919
Evergreen CA School Dist. GO	5.625%	9/1/2024 (3)	6,300	6,875
Fontana CA Public Finance Auth. Subordinate
Lien Tax Allocation Rev. Bonds	5.000%	10/1/2029 (2)	9,450	9,852
Fontana CA Public Finance Auth. Subordinate
Lien Tax Allocation Rev. Bonds	5.000%	10/1/2032 (2)	12,825	13,338
Foothill/Eastern Corridor Agency California Toll Road Rev	5.000%	1/15/2016 (1)	8,400	9,015
Foothill/Eastern Corridor Agency California Toll Road Rev	5.125%	1/15/2019 (1)	5,200	5,605
Foothill/Eastern Corridor Agency California Toll Road Rev	0.000%	1/15/2026	10,000	8,258
Foothill/Eastern Corridor Agency California Toll Road Rev	0.000%	1/15/2028 (1)	15,000	12,826
Foothill/Eastern Corridor Agency California Toll Road Rev	0.000%	1/15/2033	10,000	1,918
Foothill/Eastern Corridor Agency California Toll Road Rev	0.000%	1/15/2034	10,000	1,803
Foothill/Eastern Corridor Agency California Toll Road Rev	5.750%	1/15/2040 (1)	12,000	13,285
Foothill-De Anza CA Community College Dist. GO	0.000%	8/1/2017 (1)	3,000	1,724
Foothill-De Anza CA Community College Dist. GO	0.000%	8/1/2022 (1)	3,850	1,653
Foothill-De Anza CA Community College Dist. GO	6.000%	8/1/2022	5,590	6,824
Foothill-De Anza CA Community College Dist. GO	0.000%	8/1/2023 (1)	3,590	1,453
Foothill-De Anza CA Community College Dist. GO	0.000%	8/1/2025 (1)	2,390	860
Fresno CA Airport Rev	5.500%	7/1/2030 (4)	1,500	1,627
Fullerton Univ. California Rev	5.700%	7/1/2020 (1)	2,165	2,419
Golden State Tobacco Securitization Corp. California	5.375%	6/1/2028	25,000	26,215
Golden State Tobacco Securitization Corp. California	5.500%	6/1/2043 (3)	5,000	5,420
Hartnell CA Community College Dist. GO	5.000%	8/1/2019 (1)	1,550	1,662
Hartnell CA Community College Dist. GO	5.000%	8/1/2020 (1)	1,735	1,853
Hartnell CA Community College Dist. GO	5.000%	8/1/2023 (1)	2,370	2,505
Helix CA Water Dist. COP	5.000%	4/1/2019 (4)	4,250	4,534
Huntington Beach CA Union High School Dist. GO	5.000%	8/1/2018 (4)	6,300	6,800
Huntington Beach CA Union High School Dist. GO	5.000%	8/1/2021 (4)	8,000	8,539
Irvine CA USD VRDO	1.770%	3/1/2005 LOC	10,900	10,900
Kern CA High School Dist. GO	6.400%	8/1/2014 (1)(ETM)	1,490	1,816
Kern CA High School Dist. GO	6.400%	8/1/2015 (1)(ETM)	1,645	2,026
Kern CA High School Dist. GO	6.400%	8/1/2016 (1)(ETM)	1,815	2,257
La Mesa-Spring Valley CA School Dist. GO	5.375%	8/1/2018 (3)	1,570	1,741
La Mesa-Spring Valley CA School Dist. GO	5.375%	8/1/2019 (3)	1,775	1,969
La Mesa-Spring Valley CA School Dist. GO	5.375%	8/1/2020 (3)	2,000	2,208
La Mesa-Spring Valley CA School Dist. GO	5.375%	8/1/2021 (3)	1,890	2,086
Long Beach CA Finance Auth. Lease Rev.
(Aquarium of the South Pacific)	5.500%	11/1/2013 (2)	3,680	4,141
Long Beach CA Finance Auth. Lease Rev.
(Aquarium of the South Pacific)	5.500%	11/1/2018 (2)	4,675	5,233
Long Beach CA Finance Auth. Lease Rev. (Rainbow Harbor)	5.125%	5/1/2020 (2)	5,500	5,883
Long Beach CA Finance Auth. Lease Rev. (Temple & Willis Fac.)	5.500%	10/1/2018 (1)	5,030	5,529
Long Beach CA Harbor Rev	6.000%	5/15/2011 (3)	3,695	4,192
Long Beach CA Harbor Rev	5.000%	5/15/2017 (3)	3,655	3,958
Long Beach CA Harbor Rev	6.000%	5/15/2017 (3)	1,200	1,393
Los Angeles CA Community College Dist. GO	5.500%	8/1/2018 (1)	8,810	9,826
Los Angeles CA Dept. of Airports International Airport Rev	5.250%	5/15/2017 (3)	6,800	7,471
Los Angeles CA Dept. of Water & Power Rev	5.000%	10/15/2018 (1)(ETM)	11,600	12,426
Los Angeles CA Dept. of Water & Power Rev	5.250%	7/1/2019	6,730	6,867
Los Angeles CA Dept. of Water & Power Rev	5.250%	7/1/2021 (4)	2,830	3,074
Los Angeles CA Dept. of Water & Power Rev	5.000%	7/1/2036 (3)	2,925	3,020
Los Angeles CA Dept. of Water & Power Rev. VRDO	1.810%	3/7/2005	6,100	6,100
Los Angeles CA Dept. of Water & Power Rev. VRDO	1.830%	3/7/2005	8,400	8,400
Los Angeles CA Harbor Dept. Rev	5.500%	8/1/2017 (2)	3,095	3,383
Los Angeles CA Harbor Dept. Rev	5.500%	8/1/2019 (2)	5,975	6,531
Los Angeles CA Harbor Dept. Rev	5.500%	8/1/2020 (2)	9,455	10,335
Los Angeles CA USD GO	6.000%	7/1/2010 (3)	5,250	6,005
Los Angeles CA USD GO	5.250%	7/1/2014 (1)	12,715	14,156
Los Angeles CA Wastewater System Rev	6.000%	6/1/2021 (3)	4,000	4,884
Los Angeles County CA Metro. Transp. Auth. Sales Tax Rev	5.250%	7/1/2016 (1)	7,500	7,970
Los Angeles County CA Metro. Transp. Auth. Sales Tax Rev	5.000%	7/1/2017 (4)	10,000	10,774
Los Angeles County CA Metro. Transp. Auth. Sales Tax Rev	5.250%	7/1/2017 (1)	7,700	8,178
Los Angeles County CA Metro. Transp. Auth. Sales Tax Rev	5.000%	7/1/2019 (4)	6,170	6,615
Los Angeles County CA Public Works Financing Auth. Rev	5.000%	10/1/2007 (1)	8,540	9,035
Los Angeles County CA Public Works Financing Auth. Rev	5.125%	12/1/2007 (2)(Prere.)	16,000	16,747
Los Angeles County CA Public Works Financing Auth. Rev	5.250%	5/1/2010 (2)(Prere.)	4,700	5,061
Los Angeles County CA Public Works Financing Auth. Rev	5.500%	10/1/2012	4,500	4,836
Los Angeles County CA Public Works Financing Auth. Rev	5.500%	10/1/2018 (4)	2,700	3,072
Los Angeles County CA Public Works Financing Auth. Rev	5.000%	12/1/2021 (1)	6,460	6,915
Los Angeles County CA Public Works Financing Auth. Rev	5.000%	12/1/2022 (1)	6,790	7,238
Los Angeles County CA Public Works Financing Auth. Rev	5.000%	12/1/2023 (1)	4,000	4,246
Los Angeles County CA Public Works Financing Auth. Rev	5.000%	12/1/2024 (1)	4,000	4,232
Los Angeles County CA Public Works Financing Auth. Rev	5.000%	12/1/2025 (1)	2,165	2,283
Los Angeles County CA Schools COP	0.000%	8/1/2014 (2)	1,000	670
Los Angeles County CA Schools COP	0.000%	8/1/2020 (2)	2,095	1,000
Metro. Water Dist. of Southern California Rev	5.500%	7/1/2005 (1)(Prere.)	21,225	21,890
Metro. Water Dist. of Southern California Rev	8.000%	7/1/2008 (ETM)	2,000	2,335
Metro. Water Dist. of Southern California Rev. VRDO	1.800%	3/1/2005	9,100	9,100
Modesto CA High School Dist. GO	0.000%	8/1/2015 (3)	5,000	3,202
Modesto CA High School Dist. GO	0.000%	8/1/2017 (3)	3,000	1,724
Modesto CA High School Dist. GO	0.000%	8/1/2018 (3)	3,225	1,754
Modesto CA Irrigation Dist. COP	5.000%	7/1/2020 (1)	2,175	2,304
Modesto CA Irrigation Dist. Finance Auth. Rev.
(Domestic Water Project)	5.750%	9/1/2005 (2)(Prere.)	3,750	3,892
Modesto CA Irrigation Dist. Finance Auth. Rev. (Woodland Project)	6.500%	10/1/2011 (2)(ETM)	8,125	9,251
Modesto CA Irrigation Dist. Finance Auth. Rev. (Woodland Project)	6.500%	10/1/2022 (2)(ETM)	9,750	12,590
Monterey Park CA Redev. Agency Tax Allocation	5.000%	9/1/2016 (4)	1,010	1,093
Monterey Park CA Redev. Agency Tax Allocation	5.000%	9/1/2017 (4)	1,060	1,145
Monterey Park CA Redev. Agency Tax Allocation	5.000%	9/1/2018 (4)	1,115	1,203
Monterey Park CA Redev. Agency Tax Allocation	5.000%	9/1/2019 (4)	1,120	1,201
Monterey Park CA Redev. Agency Tax Allocation	5.000%	9/1/2020 (4)	1,180	1,262
Mount San Antonio California Community College Dist	5.250%	8/1/2019 (1)	2,720	2,998
Mount San Antonio California Community College Dist	5.250%	8/1/2020 (1)	2,860	3,145
Mount San Antonio California Community College Dist	5.250%	8/1/2021 (1)	3,010	3,295
Mount San Antonio California Community College Dist	5.250%	8/1/2022 (1)	3,170	3,460
Mount San Antonio California Community College Dist	5.250%	8/1/2023 (1)	3,335	3,627
Mount San Antonio California Community College Dist	5.250%	8/1/2024 (1)	2,000	2,168
MSR California Public Power Agency Rev. (San Juan Project)	6.125%	7/1/2013 (2)	8,000	9,252
MSR California Public Power Agency Rev. (San Juan Project)	6.750%	7/1/2020 (1)(ETM)	36,880	44,941
Natomas CA USD GO	5.200%	9/1/2019 (3)	5,000	5,435
New Haven CA USD GO	12.000%	8/1/2016 (4)	2,480	4,295
New Haven CA USD GO	12.000%	8/1/2017 (4)	1,500	2,657
Newark CA USD GO	0.000%	8/1/2011 (4)	1,670	1,323
Newark CA USD GO	0.000%	8/1/2012 (4)	1,820	1,368
Newark CA USD GO	0.000%	8/1/2013 (4)	2,050	1,463
North City West CA School Fac. Finance Auth	6.000%	9/1/2019 (4)	2,000	2,137
North Orange County CA Community College Dist. GO	5.375%	8/1/2017 (1)	5,080	5,674
Northern California Power Agency (Hydroelectric Project)	6.300%	7/1/2018 (1)	10,000	12,275
Northern California Power Agency (Hydroelectric Project)	7.500%	7/1/2021 (2)(Prere.)	1,810	2,491
Oakland CA Redev. Agency (Central Dist.)	5.500%	2/1/2014 (2)	5,500	6,166
Oakland CA Redev. Agency Tax Allocation (Coliseum Area)	5.250%	9/1/2027	2,380	2,463
Oakland CA Redev. Agency Tax Allocation (Coliseum Area)	5.250%	9/1/2033	3,730	3,840
Oceanside CA Community Dev. Comm. Multifamily
Rental Housing Rev. PUT	4.450%	4/1/2011	4,260	4,423
Palmdale CA COP	5.250%	9/1/2019 (1)	1,310	1,435
Palmdale CA COP	5.250%	9/1/2020 (1)	1,450	1,584
Palmdale CA COP	5.250%	9/1/2021 (1)	1,605	1,748
Palmdale CA COP	5.250%	9/1/2022 (1)	1,765	1,917
Palo Alto CA Improvement Rev. (Univ. Avenue Area Parking)	5.700%	9/2/2018	890	912
Palo Alto CA Improvement Rev. (Univ. Avenue Area Parking)	5.700%	9/2/2019	895	916
Palo Alto CA Improvement Rev. (Univ. Avenue Area Parking)	5.750%	9/2/2020	890	911
Palo Alto CA Improvement Rev. (Univ. Avenue Area Parking)	5.750%	9/2/2026	4,460	4,560
Palomar Pomerado Health System California Rev	5.375%	11/1/2011 (1)	3,865	4,232
Palomar Pomerado Health System California Rev	5.375%	11/1/2013 (1)	6,730	7,328
Pittsburg CA Redev. Agency Tax Allocation
(Los Medanos Community Dev.)	0.000%	8/1/2019 (2)	1,150	588
Pittsburg CA Redev. Agency Tax Allocation
(Los Medanos Community Dev.)	0.000%	8/1/2021 (2)	2,575	1,166
Pittsburg CA Redev. Agency Tax Allocation
(Los Medanos Community Dev.)	0.000%	8/1/2022 (2)	3,755	1,602
Pittsburg CA Redev. Agency Tax Allocation
(Los Medanos Community Dev.)	0.000%	8/1/2024 (2)	1,000	379
Pittsburg CA Redev. Agency Tax Allocation
(Los Medanos Community Dev.)	5.700%	8/1/2032 (4)	7,000	7,805
Pomona CA USD GO	5.600%	8/1/2014 (1)(ETM)	1,585	1,833
Pomona CA USD GO	5.600%	8/1/2015 (1)(ETM)	2,000	2,328
Pomona CA USD GO	5.600%	8/1/2016 (1)(ETM)	1,000	1,171
Pomona CA USD GO	7.500%	8/1/2017 (1)(ETM)	2,540	3,437
Port of Oakland CA Rev	5.625%	11/1/2011 (3)	9,260	10,148
Port of Oakland CA Rev	5.400%	11/1/2017 (1)	16,705	18,082
Port of Oakland CA Rev	5.500%	11/1/2017 (1)	4,350	4,639
Rancho CA Water Dist. Finance Auth. Rev	5.875%	11/1/2010 (3)	3,585	3,741
Rancho Mirage CA Joint Powers Financing Auth. Rev.
(Eisenhower Medical Center)	5.625%	7/1/2034	12,000	12,597
Rancho Mirage CA Redev. Agency Tax Allocation	5.125%	4/1/2021 (1)	2,650	2,806
Rancho Mirage CA Redev. Agency Tax Allocation	5.250%	4/1/2026 (1)	2,905	3,101
Rancho Mirage CA Redev. Agency Tax Allocation	5.250%	4/1/2033 (1)	3,000	3,159
Riverside County CA Asset Leasing Corp. Leasehold Rev.
(Riverside County Hosp.)	0.000%	6/1/2013 (1)	5,000	3,563
Riverside County CA Asset Leasing Corp. Leasehold Rev.
(Riverside County Hosp.)	0.000%	6/1/2014 (1)	2,000	1,349
Riverside County CA Asset Leasing Corp. Leasehold Rev.
(Riverside County Hosp.)	0.000%	6/1/2015 (1)	2,000	1,276
Sacramento CA County Sanitation Dist. Financing Auth.	5.000%	12/1/2035 (2)	15,000	15,622
Sacramento CA Financing Auth. Lease Rev	5.375%	11/1/2014 (2)	9,750	11,045
Sacramento CA Financing Auth. Lease Rev	5.400%	11/1/2020 (2)	6,785	7,797
Sacramento CA Muni. Util. Dist. Rev	5.800%	7/1/2019 (2)	6,000	7,152
Sacramento CA Muni. Util. Dist. Rev	5.900%	7/1/2020 (2)	15,850	19,135
Sacramento County CA (Administration Center & Courthouse) VRDO	1.910%	3/7/2005 LOC	7,000	7,000
Sacramento County CA Airport Rev	5.250%	7/1/2018 (4)	2,305	2,513
Sacramento County CA Airport Rev	5.250%	7/1/2018 (4)	1,295	1,378
Sacramento County CA Public Fac. Finance Corp. COP
(Main Detention Fac.)	5.500%	6/1/2010 (1)(ETM)	5,760	6,241
San Bernardino CA Multifamily Housing Rev.
(Alta Park Mountain Vista Apartments) PUT	4.450%	5/1/2010 (Prere.)	7,000	7,478
San Bernardino County CA Medical Center COP	5.500%	8/1/2005 (1)(Prere.)	12,790	13,225
San Bernardino County CA Medical Center COP	6.500%	8/1/2017 (1)	17,915	21,811
San Bernardino County CA Medical Center COP	5.500%	8/1/2022 (1)	8,940	10,366
San Diego CA USD GO	0.000%	7/1/2015 (3)	5,370	3,452
San Diego CA USD GO	0.000%	7/1/2016 (3)	4,565	2,783
San Diego CA USD GO	0.000%	7/1/2018 (3)	9,500	5,185
San Diego CA USD GO	5.500%	7/1/2024 (1)	10,000	11,651
San Diego CA USD GO	5.500%	7/1/2025 (1)	4,000	4,664
San Diego CA Water Auth. Rev. COP	5.250%	5/1/2015 (3)	14,290	15,355
San Diego CA Water Auth. Rev. COP	5.000%	5/1/2017	2,300	2,443
San Diego County CA COP	5.250%	10/1/2021	1,485	1,565
San Diego County CA COP	5.000%	2/1/2028 (2)	2,000	2,086
San Diego County CA COP	5.250%	10/1/2028	2,745	2,858
San Diego County CA COP	5.000%	2/1/2030 (2)	2,345	2,438
San Diego County CA COP	5.375%	10/1/2041	8,545	8,882
San Francisco CA Bay Area Rapid Transit Rev	6.750%	7/1/2010 (2)	6,370	7,503
San Francisco CA Bay Area Rapid Transit Rev	6.750%	7/1/2011 (2)	7,455	8,934
San Francisco CA City & County International Airport Rev	5.250%	5/1/2016 (1)	4,305	4,711
San Francisco CA City & County International Airport Rev	5.250%	5/1/2018 (1)	4,770	5,197
San Francisco CA City & County International Airport Rev	5.250%	5/1/2019 (1)	5,020	5,444
San Francisco CA City & County International Airport Rev	5.125%	5/1/2020 (1)	6,320	6,588
San Joaquin Hills CA Transp. Corridor Agency Toll Road Rev	0.000%	1/15/2021 (1)	12,385	5,795
San Joaquin Hills CA Transp. Corridor Agency Toll Road Rev	0.000%	1/15/2024 (1)	15,000	5,882
San Joaquin Hills CA Transp. Corridor Agency Toll Road Rev	0.000%	1/15/2025 (1)	18,250	6,745
San Joaquin Hills CA Transp. Corridor Agency Toll Road Rev	0.000%	1/15/2030 (1)	7,000	1,947
San Joaquin Hills CA Transp. Corridor Agency Toll Road Rev	0.000%	1/15/2031 (1)	11,950	3,141
San Jose CA Redev. Agency	6.000%	8/1/2011 (1)(ETM)	2,915	3,378
San Jose CA Redev. Agency	6.000%	8/1/2011 (1)	5,930	6,851
San Jose CA Redev. Agency	5.000%	8/1/2018 (1)	1,525	1,638
San Jose CA USD GO	0.000%	8/1/2013 (4)	2,220	1,585
San Jose CA USD GO	0.000%	8/1/2014 (4)	2,610	1,765
San Jose CA USD GO	0.000%	8/1/2016 (4)	2,000	1,215
San Jose CA USD GO	0.000%	8/1/2018 (4)	1,785	971
San Jose CA USD GO	0.000%	8/1/2019 (4)	2,210	1,136
San Jose CA USD GO	0.000%	8/1/2020 (4)	4,930	2,393
San Mateo CA Redev. Auth. Tax Allocation	5.400%	8/1/2019	2,575	2,746
San Mateo CA Redev. Auth. Tax Allocation	5.400%	8/1/2020	1,000	1,065
San Mateo CA Redev. Auth. Tax Allocation	5.500%	8/1/2021	2,635	2,817
San Mateo County CA Finance Auth. Rev	6.500%	7/1/2013 (1)	14,560	17,155
San Mateo County CA Joint Powers Auth. Lease Rev	5.000%	7/1/2021 (1)	3,500	3,846
San Ramon Valley CA USD GO	0.000%	7/1/2009 (3)	4,895	4,265
San Ramon Valley CA USD GO	0.000%	7/1/2010 (3)	7,050	5,873
San Ramon Valley CA USD GO	0.000%	7/1/2012 (3)	6,645	5,012
San Ramon Valley CA USD GO	0.000%	7/1/2013 (3)	7,430	5,322
San Ramon Valley CA USD GO	0.000%	7/1/2014 (3)	8,290	5,628
San Ramon Valley CA USD GO	0.000%	7/1/2015 (3)	5,605	3,603
Santa Ana CA Finance Auth. Rev	6.250%	7/1/2016 (1)	5,345	6,454
Santa Ana CA Finance Auth. Rev	6.250%	7/1/2017 (1)	2,000	2,433
Santa Clara CA Electric Rev	5.250%	7/1/2019 (1)	2,200	2,409
Santa Clara CA Electric Rev	5.250%	7/1/2020 (1)	1,550	1,692
Santa Clara CA Electric Rev	5.000%	7/1/2021 (1)	4,895	5,205
Santa Clara CA Redev. Agency (Bayshore North)	7.000%	7/1/2010 (2)	7,000	7,922
Santa Clara County CA Financing Auth. Lease Rev	5.500%	5/15/2013 (2)	5,050	5,644
Santa Clara County CA Financing Auth. Lease Rev	5.500%	5/15/2014 (2)	5,325	5,951
Santa Clara County CA Financing Auth. Lease Rev	5.500%	5/15/2015 (2)	5,620	6,263
Santa Clara Valley CA Transp. Auth. Rev. PUT	5.500%	10/2/2006 (2)	11,000	11,474
Santa Monica-Malibu CA USD Rev	0.000%	8/1/2020 (3)	6,715	3,260
Santa Rosa CA Waste Water Rev	6.000%	7/2/2015 (2)	7,000	8,114
Santa Rosa CA Waste Water Rev	6.000%	9/1/2015 (3)	5,580	6,488
Solano County CA COP	5.250%	11/1/2019 (1)	3,785	4,138
Solano County CA COP	5.250%	11/1/2021 (1)	3,770	4,090
Southern California Public Power Auth. Rev. (Transmission Project)	5.750%	7/1/2021 (1)	220	221
Ukiah CA Electric Rev	6.000%	6/1/2008 (1)	3,765	4,039
Ukiah CA Electric Rev	6.250%	6/1/2018 (1)	6,000	7,144
Union CA Elementary School Dist. GO	0.000%	9/1/2015 (3)	3,860	2,463
Union CA Elementary School Dist. GO	0.000%	9/1/2016 (3)	1,500	908
Union CA Elementary School Dist. GO	0.000%	9/1/2017 (3)	2,295	1,314
Union CA Elementary School Dist. GO	0.000%	9/1/2018 (3)	1,630	883
Union CA Elementary School Dist. GO	0.000%	9/1/2019 (3)	1,750	896
Union CA Elementary School Dist. GO	0.000%	9/1/2020 (3)	2,300	1,112
Union CA Elementary School Dist. GO	0.000%	9/1/2021 (3)	2,000	908
Univ. of California Rev. (San Diego Medical Center)	5.125%	12/1/2018 (4)	3,695	3,993
Univ. of California Rev. (San Diego Medical Center)	5.125%	12/1/2019 (4)	3,000	3,224
Vallejo CA Sanitation & Flood Control COP	5.000%	7/1/2019 (3)	5,000	5,501
Walnut Valley CA USD	6.000%	8/1/2012 (2)(ETM)*	1,790	2,093
Walnut Valley CA USD	6.000%	8/1/2013 (2)(ETM)*	1,980	2,331
Walnut Valley CA USD	6.000%	8/1/2014 (2)(ETM)	2,205	2,618
Walnut Valley CA USD	6.000%	8/1/2015 (2)(ETM)	2,470	2,958
Walnut Valley CA USD	6.000%	8/1/2016 (2)(ETM)	2,690	3,245
West Contra Costa CA USD	0.000%	8/1/2030 (3)	6,235	1,686
West Contra Costa CA USD	0.000%	8/1/2031 (3)	6,670	1,705
West Contra Costa CA USD	0.000%	8/1/2032 (3)	7,650	1,857
West Contra Costa CA USD	0.000%	8/1/2033 (3)	9,780	2,254
West Contra Costa CA USD	0.000%	8/1/2034 (3)	10,270	2,248
Whittier CA Insured Health Fac. Rev. (Presbyterian Hosp.)	6.250%	6/1/2007 (1)	4,260	4,596
Whittier CA Insured Health Fac. Rev. (Presbyterian Hosp.)	6.250%	6/1/2008 (1)	3,530	3,905
Yuba City CA USD	0.000%	9/1/2015 (3)	1,870	1,193
Yuba City CA USD	0.000%	9/1/2017 (3)	2,060	1,179
Yuba City CA USD	0.000%	9/1/2019 (3)	2,270	1,162
Outside California:
Guam International Airport Auth. Rev	5.000%	10/1/2009 (1)	5,720	6,118
Puerto Rico GO	5.500%	7/1/2016 (1)	10,000	11,584
Puerto Rico GO	5.500%	7/1/2019 (2)	6,500	7,610
Puerto Rico GO	5.500%	7/1/2019 (4)	10,000	11,708
Puerto Rico Govt. Dev. Bank VRDO	1.780%	3/7/2005 (1)	500	500
Puerto Rico Highway & Transp. Auth. Rev	5.250%	7/1/2010	5,000	5,456
Puerto Rico Highway & Transp. Auth. Rev. VRDO	1.830%	3/7/2005 (2)	3,300	3,300
Puerto Rico Public Finance Corp. PUT	5.750%	2/1/2012 LOC	16,000	17,781
Univ. of Puerto Rico Rev	5.375%	6/1/2030 (1)	14,795	15,030

TOTAL MUNICIPAL BONDS
(Cost $2,008,054)				2,151,595

OTHER ASSETS AND LIABILITIES -NET (-2.9%)				(61,568)

NET ASSETS (100%)				$2,090,027

*Securities with a value of $4,424,000 have been segregated as initial margin for open futures contracts.

KEY TO ABBREVIATIONS

BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
IDA - Industrial Development Authority Bond.
IDR - Industrial Development Revenue Bond.
PCR - Pollution Control Revenue Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
UFSD - Union Free School District.
USD - United School District.
VRDO - Variable Rate Demand Obligation.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty)
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

Investment Securities: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At February 28, 2005, the cost of investment securities for tax purposes was $2,023,938,000. Net unrealized appreciation of investment securities for tax purposes was $127,657,000, consisting of unrealized gains of $129,269,000 on securities that had risen in value since their purchase and $1,612,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: Futures contracts are valued at their quoted daily settlement prices.

At February 28, 2005, the aggregate settlement value of open futures contracts expiring in June 2005, and the related unrealized appreciation (depreciation) were:

(000)
	Number	Aggregate	Unrealized
	of	Settlement	Appreciation
Futures Contracts	Long (Short) Contracts	Value	(Depreciation)

20-Year U.S. Treasury Bond	(525)	$58,980	$539

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD CALIFORNIA TAX-FREE FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	April 15, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD CALIFORNIA TAX-FREE FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	April 15, 2005

VANGUARD CALIFORNIA TAX-FREE FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	April 15, 2005

*By Power of Attorney. Filed on December 20, 2004, see File Number 002-14336. Incorporated by Reference.